Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 2,269	$ 2,431
Share-based payments	64	56
Post-employment benefits	135	130
Total staff costs	2,468	2,617
Goods and services	1,158	1,411
Content	274	265
Telecommunications	54	48
Facilities	55	72
Fair value adjustments	(10)	0
Total operating expenses	$ 3,999	$ 4,413